Accrued Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Accrued Expenses
Accrued Expenses

5.             Accrued Expenses

Accrued expenses consist of the following:

	As of
	June 30,	December 31,
	2015	2014
	(unaudited)	(audited)
Accrued compensation	$180,971	$128,135
Accrued rent	38,000	36,149
Accrued sales tax	4,152	37,484
Total accrued expenses	$223,123	$201,768

5.             Accrued Expenses

Accrued expenses consist of the following:

	As of
	December 31,	December 31,
	2014	2013
Accrued compensation	$128,135	$122,517
Accrued rent	36,149	30,596
Accrued sales tax	37,484	-
Total accrued expenses	$201,768	$153,113